Staff costs - Schedule of functional breakdown of final employment by gender (Details)	12 Months Ended
Dec. 31, 2025 people
Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	1,383
Number of employees - women	632
Number of employees - others	0
Number of employees - undeclared	0
Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	17,315
Number of employees - women	11,080
Number of employees - others	0
Number of employees - undeclared	15
Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	76,431
Number of employees - women	91,501
Number of employees - others	5
Number of employees - undeclared	41
Total Europe | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	918
Number of employees - women	426
Number of employees - others	0
Number of employees - undeclared	0
Total Europe | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	8,778
Number of employees - women	5,052
Number of employees - others	0
Number of employees - undeclared	10
Total Europe | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	31,404
Number of employees - women	37,094
Number of employees - others	3
Number of employees - undeclared	39
Total North America | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	181
Number of employees - women	64
Number of employees - others	0
Number of employees - undeclared	0
Total North America | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	3,859
Number of employees - women	2,630
Number of employees - others	0
Number of employees - undeclared	4
Total North America | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	14,555
Number of employees - women	18,517
Number of employees - others	2
Number of employees - undeclared	1
Total South America | Senior executives
Disclosure of transactions between related parties [line items]
Number of employees - men	284
Number of employees - women	142
Number of employees - others	0
Number of employees - undeclared	0
Total South America | Other executives
Disclosure of transactions between related parties [line items]
Number of employees - men	4,678
Number of employees - women	3,398
Number of employees - others	0
Number of employees - undeclared	1
Total South America | Other employees
Disclosure of transactions between related parties [line items]
Number of employees - men	30,472
Number of employees - women	35,890
Number of employees - others	0
Number of employees - undeclared	1